Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Investment Trust
Entity Central Index Key	0000744822
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Advisor Sustainable International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class A
Trading Symbol	FSQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 147	1.30%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in Japan and the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picks in materials also boosted the fund's relative performance. Also bolstering our relative result was an underweight in energy.
•The top individual relative contributor was an overweight in Hitachi (+108%), the fund's biggest holding at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor (+95%). The stock was among the fund's largest holdings. An overweight in UCB (+165%) also helped.
•In contrast, from a regional standpoint, security selection and an underweight in Asia Pacific ex Japan, primarily in Hong Kong, and an underweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Stock selection in consumer staples also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sony (+10%), which was among the fund's biggest holdings. The second-largest relative detractor was an overweight in AIA (-6%). Another notable relative detractor was an overweight in L'Oréal (-9%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $6,786 $7,426 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 MSCI EAFE Index $10,000 $7,820 $8,966 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 18.48% -2.49% Class A (without 5.75% sales charge) 25.71% -0.35% MSCI EAFE ESG Leaders 22.13% 2.65% MSCI EAFE Index 23.25% 3.74% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,747,030
Holdings Count | shares	83
Advisory Fees Paid, Amount	$ 67,920
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$10,747,030
Number of Holdings	83
Total Advisory Fee	$67,920
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 21.7 Health Care 13.0 Consumer Discretionary 11.0 Information Technology 9.0 Materials 6.5 Consumer Staples 4.5 Utilities 3.0 Communication Services 2.1 Real Estate 1.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Japan 21.7 United Kingdom 14.1 United States 10.5 France 9.8 Netherlands 8.4 Germany 6.7 Denmark 5.1 Italy 3.8 Australia 3.7 Others 16.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 4.4 Hitachi Ltd 4.3 ITOCHU Corp 3.5 CRH PLC (United Kingdom) 2.9 ORIX Corp 2.8 ASML Holding NV 2.7 Sony Group Corp 2.6 Schneider Electric SE 2.6 Taiwan Semiconductor Manufacturing Co Ltd 2.5 Unilever PLC 2.4 30.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable International Equity Fund
Class Name	Fidelity® SAI Sustainable International Equity Fund
Trading Symbol	FSSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable International Equity Fund	$ 84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop.
•Against this backdrop, stock picks in Japan and stock picks and an overweight in Europe ex U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock choices in materials and an underweight in energy also boosted relative performance.
•The top individual relative contributor was an overweight in Hitachi (+108%). This period we increased our stake in Hitachi, one of our biggest holdings. A non-benchmark stake in Taiwan Semiconductor gained 95% and was the second-largest relative contributor. This period we increased our stake in Taiwan Semiconductor, and the stock was among our biggest holdings. An overweight in UCB (+165%) also helped.
•In contrast, from a regional standpoint, stock picking and an underweight in Asia Pacific ex Japan and an underweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sony (+10%). This period we increased our position in Sony, which was among our largest holdings. The second-largest relative detractor was an overweight in L'Oréal (-10%). This period we increased our position in L'Oréal. Another notable relative detractor was an overweight in AIA (-6%). This period we increased our position in AIA.
•Notable changes in positioning include increased exposure to Ireland and Japan. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI Sustainable International Equity Fund $10,000 $8,060 $8,875 MSCI EAFE ESG Leaders $10,000 $8,296 $9,511 MSCI EAFE Index $10,000 $8,407 $9,638 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable International Equity Fund 25.43% 4.30% MSCI EAFE ESG Leaders 22.13% 6.05% MSCI EAFE Index 23.25% 6.98% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 59,251,472
Holdings Count | shares	83
Advisory Fees Paid, Amount	$ 229,265
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$59,251,472
Number of Holdings	83
Total Advisory Fee	$229,265
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.4 Industrials 21.6 Health Care 12.8 Consumer Discretionary 10.9 Information Technology 8.7 Materials 6.6 Consumer Staples 4.5 Utilities 3.0 Communication Services 2.1 Real Estate 1.2 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Japan 21.6 United Kingdom 14.0 United States 11.2 France 9.7 Netherlands 8.3 Germany 6.7 Denmark 5.1 Italy 3.8 Australia 3.6 Others 16.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 4.4 Hitachi Ltd 4.3 ITOCHU Corp 3.5 CRH PLC (United Kingdom) 3.0 ORIX Corp 2.8 ASML Holding NV 2.7 Sony Group Corp 2.6 Schneider Electric SE 2.6 Taiwan Semiconductor Manufacturing Co Ltd 2.4 Unilever PLC 2.4 30.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI International SMA Completion Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International SMA Completion Fund
Class Name	Fidelity® SAI International SMA Completion Fund
Trading Symbol	FISZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International SMA Completion Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International SMA Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, picks in the U.K. and a non-benchmark allocation to emerging markets detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily within the software & services industry. Also hurting our result were picks in financials, primarily within the banks industry, and consumer staples, primarily within the consumer staples distribution & retail industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our non-benchmark stake in B&M European Value Retail (-17%). This period we decreased our investment in B&M. A second notable relative detractor was an overweight in Renesas Electronics (-18%). This was a stake we established this period. A non-benchmark stake in Tourmaline Oil returned -8% and notably hurt. The stock was not held at period end.
•In contrast, from a regional standpoint, security selection in Japan and positioning in Europe ex U.K. contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. An underweight in consumer staples, primarily within the food, beverage & tobacco industry, also boosted relative performance. Also contributing to our result was stock selection in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+83%). This was a position we established this period. The stock was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Investor (+57%). The company was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to Australia and Sweden. By sector, meaningful changes in positioning include increased exposure to health care and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI International SMA Completion Fund $10,000 $10,470 $12,415 $15,646 $10,313 $10,994 MSCI EAFE Index $10,000 $10,437 $9,739 $13,094 $10,103 $11,583 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI International SMA Completion Fund 22.95% 5.24% 5.57% MSCI EAFE Index 23.25% 6.46% 6.61% A From April 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 808,201,287
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$808,201,287
Number of Holdings	52
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 33.5 Financials 20.1 Information Technology 13.3 Consumer Discretionary 7.1 Materials 6.4 Health Care 5.4 Energy 3.8 Consumer Staples 3.5 Communication Services 1.8 Real Estate 0.8 Common Stocks 95.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Japan 24.7 Sweden 10.7 Canada 9.9 United States 8.8 United Kingdom 5.7 India 5.3 Germany 5.1 Australia 4.2 Switzerland 3.9 Others 21.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mitsubishi Heavy Industries Ltd 6.0 Investor AB B Shares 5.0 ITOCHU Corp 4.7 Constellation Software Inc/Canada 4.4 Indutrade AB 4.1 Schneider Electric SE 3.4 CaixaBank SA 3.3 Keyence Corp 3.2 Hannover Rueck SE 3.1 Kingspan Group PLC 2.9 40.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Canada Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Canada Fund
Class Name	Fidelity® Series Canada Fund
Trading Symbol	FCNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Canada Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Canada Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection and an underweight in Canada's financials sector, primarily within the banks industry, and stock picks in materials and energy, detracted from the fund's performance versus the MSCI Canada Index (Net MA) for the fiscal year.
•The biggest individual relative detractor was an overweight in Alimentation Couche-Tard (-3%). The stock was among the fund's biggest holdings. Not owning Manulife Financial, a benchmark component that gained 76%, was the second-largest relative detractor. Avoiding Agnico Eagle Mines, a benchmark component that gained 89%, also hurt.
•In contrast, by sector, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the software & services industry. Security selection in consumer discretionary and industrials, and an underweight in utilities, also boosted the fund's relative performance.
•Not owning Cenovus Energy, a benchmark component that returned -13%, was the top individual relative contributor. A second notable relative contributor was an overweight in Brookfield Asset Management (+91%). A non-benchmark stake in Dye & Durham (+135%) helped as well.
•By sector, meaningful changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 15, 2017 through October 31, 2024. Initial investment of $10,000. Fidelity® Series Canada Fund $10,000 $10,660 $10,100 $11,273 $10,346 $15,974 $14,784 $15,011 MSCI Canada Index $10,000 $10,602 $10,012 $11,195 $10,553 $15,773 $13,617 $13,495 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Canada Fund 27.38% 11.15% 9.40% MSCI Canada Index 31.60% 9.67% 8.28% A From August 15, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,728,681,179
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,728,681,179
Number of Holdings	63
Total Advisory Fee	$0
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.3 Energy 17.9 Industrials 12.3 Materials 10.7 Information Technology 10.3 Consumer Staples 8.7 Consumer Discretionary 6.7 Communication Services 2.1 Health Care 0.6 Common Stocks 99.6 Bonds 0.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Canada 94.2 Brazil 2.5 United States 2.5 Chile 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 5.6 Canadian Pacific Kansas City Ltd 5.5 Bank of Montreal 5.3 Canadian Natural Resources Ltd 5.2 Alimentation Couche-Tard Inc 5.1 Constellation Software Inc/Canada 4.8 Shopify Inc Class A 3.8 Toronto-Dominion Bank/The 3.8 Franco-Nevada Corp 3.8 Suncor Energy Inc 3.6 46.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enduring Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Enduring Opportunities Fund
Class Name	Fidelity® Enduring Opportunities Fund
Trading Symbol	FEOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enduring Opportunities Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enduring Opportunities Fund	$ 112	0.95%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in the United States and Europe ex U.K., particularly Sweden and Switzerland, contributed to the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within consumer discretionary. Stock selection in communication services, and an underweight in energy, also boosted relative performance.
•The top individual relative contributor was our non-benchmark stake in Carvana (+811%). This period we decreased our stake in the stock. The second-largest relative contributor was an overweight in Nvidia (+226%). The stock was the fund's biggest holding at period end. A non-benchmark stake in Wingstop gained 101% and also notably helped. The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection in emerging markets, primarily in China, and an overweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock choices and an underweight in financials. Stock selection in industrials also hampered the fund's result, as did an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•The largest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained 105%. The second-largest relative detractor was an underweight in Tesla (+24%). The stock was not held at period end. An overweight in lululemon athletica (-24%) also hurt.
•Notable changes in positioning by region include a lower allocation to Japan. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 5, 2019 through October 31, 2024. Initial investment of $10,000. Fidelity® Enduring Opportunities Fund $10,000 $11,922 $16,706 $11,252 $12,373 $16,715 MSCI ACWI (All Country World Index) Index $10,000 $10,388 $14,305 $11,489 $12,742 $16,976 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Enduring Opportunities Fund 35.09% 10.84% MSCI ACWI (All Country World Index) Index 33.23% 11.18% A From November 5, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 05, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,559,977
Holdings Count | shares	283
Advisory Fees Paid, Amount	$ 64,944
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$14,559,977
Number of Holdings	283
Total Advisory Fee	$64,944
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.6 Consumer Discretionary 16.2 Industrials 14.8 Financials 11.9 Health Care 9.0 Communication Services 8.8 Consumer Staples 5.0 Real Estate 4.7 Materials 3.5 Energy 1.8 Utilities 0.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 66.0 Japan 5.2 China 2.8 United Kingdom 2.7 India 2.6 Canada 2.4 Sweden 2.0 Italy 1.8 Taiwan 1.7 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.9 Microsoft Corp 4.2 Amazon.com Inc 2.6 Meta Platforms Inc Class A 2.1 Alphabet Inc Class A 1.6 Alphabet Inc Class C 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.4 JPMorgan Chase & Co 1.2 Eli Lilly & Co 1.1 UnitedHealth Group Inc 0.9 21.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M
Trading Symbol	FSYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 197	1.75%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in China and Taiwan dominated among contributors to the fund's performance versus the MSCI Emerging Markets Index for the fiscal year.
•By sector, security selection in consumer discretionary was the primary contributor. Picks and an overweight in information technology, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+128%). The stock was the fund's largest holding. A second notable relative contributor was an overweight in Zomato (+93%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in International Games System (+83%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Security selection in industrials also hampered the fund's result. Also hurting our result were picks and an overweight in health care.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-12%). The company was one of our biggest holdings. A non-benchmark stake in Vamos Locacao de Caminhoes returned -42% and was the second-largest relative detractor. This was a stake we established this period. An overweight in Grupo Financiero Banorte (-9%) also detracted. The stock was among the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to South Korea. By sector, meaningful changes in positioning include lower allocations to consumer staples and communication services.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $6,311 $7,110 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 MSCI Emerging Markets Index $10,000 $6,946 $7,699 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 20.80% -4.19% Class M (without 3.50% sales charge) 25.18% -2.93% MSCI Emerging Markets (EM) ESG Leaders Index 28.51% -2.57% MSCI Emerging Markets Index 25.33% -1.30% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,416,219
Holdings Count | shares	119
Advisory Fees Paid, Amount	$ 47,275
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,416,219
Number of Holdings	119
Total Advisory Fee	$47,275
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Information Technology 24.6 Consumer Discretionary 17.3 Communication Services 9.1 Industrials 5.1 Health Care 4.4 Materials 3.7 Consumer Staples 3.0 Energy 2.2 Real Estate 1.2 Utilities 0.7 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) China 30.9 Taiwan 15.9 India 13.3 Korea (South) 9.7 Brazil 6.3 South Africa 5.2 United States 3.9 Mexico 3.5 Indonesia 2.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.5 Tencent Holdings Ltd 6.2 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 4.2 Hon Hai Precision Industry Co Ltd 2.0 Bank Central Asia Tbk PT 1.9 SK Hynix Inc 1.8 Bharti Airtel Ltd 1.7 China Construction Bank Corp H Shares 1.7 HDFC Bank Ltd 1.7 35.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A
Trading Symbol	FSWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 169	1.50%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in China and Taiwan dominated among contributors to the fund's performance versus the MSCI Emerging Markets Index for the fiscal year.
•By sector, security selection in consumer discretionary was the primary contributor. Picks and an overweight in information technology, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+128%). The stock was the fund's largest holding. A second notable relative contributor was an overweight in Zomato (+93%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in International Games System (+83%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Security selection in industrials also hampered the fund's result. Also hurting our result were picks and an overweight in health care.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-12%). The company was one of our biggest holdings. A non-benchmark stake in Vamos Locacao de Caminhoes returned -42% and was the second-largest relative detractor. This was a stake we established this period. An overweight in Grupo Financiero Banorte (-9%) also detracted. The stock was among the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to South Korea. By sector, meaningful changes in positioning include lower allocations to consumer staples and communication services.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $6,173 $6,972 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 MSCI Emerging Markets Index $10,000 $6,946 $7,699 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 18.36% -4.76% Class A (without 5.75% sales charge) 25.58% -2.67% MSCI Emerging Markets (EM) ESG Leaders Index 28.51% -2.57% MSCI Emerging Markets Index 25.33% -1.30% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,416,219
Holdings Count | shares	119
Advisory Fees Paid, Amount	$ 47,275
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,416,219
Number of Holdings	119
Total Advisory Fee	$47,275
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Information Technology 24.6 Consumer Discretionary 17.3 Communication Services 9.1 Industrials 5.1 Health Care 4.4 Materials 3.7 Consumer Staples 3.0 Energy 2.2 Real Estate 1.2 Utilities 0.7 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) China 30.9 Taiwan 15.9 India 13.3 Korea (South) 9.7 Brazil 6.3 South Africa 5.2 United States 3.9 Mexico 3.5 Indonesia 2.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.5 Tencent Holdings Ltd 6.2 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 4.2 Hon Hai Precision Industry Co Ltd 2.0 Bank Central Asia Tbk PT 1.9 SK Hynix Inc 1.8 Bharti Airtel Ltd 1.7 China Construction Bank Corp H Shares 1.7 HDFC Bank Ltd 1.7 35.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Commodity Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class I
Trading Symbol	FFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in the United States and an overweight in Canada contributed to the fund's performance versus the MSCI AC World Commodity Producers Sector Capped Index for the fiscal year.
•By industry, security selection was the primary contributor, led by our choices in the oil & gas storage & transportation industry. Stock picking and an underweight in agricultural products & services also boosted the fund's relative performance. Also lifting the fund's relative result was out-of-benchmark exposure to the packaged foods & meats category.
•The top individual relative contributor was our stake in Archer Daniels Midland (+0%). This was a stake we established this period. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Wheaton Precious Metals (+58%). We reduced the position, but the stock was still one of the fund's biggest holdings as of October 31. An overweight in Teck Resources (+33%) also helped. We also trimmed this position, but it too was among the fund's largest holdings at period end.
•In contrast, from a regional standpoint, stock picking in Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result, as did an underweight in emerging markets, primarily in China and India.
•By industry, notable detractors from performance versus the benchmark included picks and an overweight in oil & gas exploration & production. Stock selection and an underweight in diversified metals & mining also hampered the fund's relative result. Also detracting from our result was a small non-benchmark position in pharmaceuticals.
•The largest individual relative detractor was an underweight in Corteva (+28%). This period we decreased our investment in Corteva. The second-largest relative detractor was an underweight in Agnico Eagle Mines (+89%). The stock was not held at period end. Another notable relative detractor was an overweight in Cenovus Energy (-13%). The stock was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to Australia. By sector, meaningful changes in positioning include increased exposure to oil & gas equipment & services and packaged foods & meats.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $7,707 $8,449 $10,054 $10,084 $10,078 $9,261 $14,259 $17,619 $15,958 $17,945 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $7,702 $8,581 $10,342 $10,510 $10,163 $8,673 $13,570 $15,259 $14,850 $15,721 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 12.45% 12.23% 6.02% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 5.86% 9.12% 4.63% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 929,592,306
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 7,667,954
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$929,592,306
Number of Holdings	61
Total Advisory Fee	$7,667,954
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 35.2 Metals & Mining 30.1 Food Products 10.3 Paper & Forest Products 10.2 Energy Equipment & Services 6.0 Chemicals 4.9 Containers & Packaging 1.6 Construction Materials 0.6 Construction & Engineering 0.2 Others 0.1 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 46.1 Canada 24.7 Brazil 7.1 South Africa 6.2 Finland 4.4 Zambia 2.7 Australia 2.6 Norway 2.3 India 2.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 7.0 Shell PLC 5.8 Archer-Daniels-Midland Co 4.9 Wheaton Precious Metals Corp 4.5 Teck Resources Ltd Class B 4.2 Cenovus Energy Inc 3.9 Energy Transfer LP 3.4 JBS S/A 3.3 UPM-Kymmene Oyj 3.2 Antero Resources Corp 3.2 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Global Commodity Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity® Global Commodity Stock Fund
Trading Symbol	FFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Commodity Stock Fund	$ 94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in the United States and an overweight in Canada contributed to the fund's performance versus the MSCI AC World Commodity Producers Sector Capped Index for the fiscal year.
•By industry, security selection was the primary contributor, led by our choices in the oil & gas storage & transportation industry. Stock picking and an underweight in agricultural products & services also boosted the fund's relative performance. Also lifting the fund's relative result was out-of-benchmark exposure to the packaged foods & meats category.
•The top individual relative contributor was our stake in Archer Daniels Midland (+0%). This was a stake we established this period. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Wheaton Precious Metals (+58%). We reduced the position, but the stock was still one of the fund's biggest holdings as of October 31. An overweight in Teck Resources (+33%) also helped. We also trimmed this position, but it too was among the fund's largest holdings at period end.
•In contrast, from a regional standpoint, stock picking in Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result, as did an underweight in emerging markets, primarily in China and India.
•By industry, notable detractors from performance versus the benchmark included picks and an overweight in oil & gas exploration & production. Stock selection and an underweight in diversified metals & mining also hampered the fund's relative result. Also detracting from our result was a small non-benchmark position in pharmaceuticals.
•The largest individual relative detractor was an underweight in Corteva (+28%). This period we decreased our investment in Corteva. The second-largest relative detractor was an underweight in Agnico Eagle Mines (+89%). The stock was not held at period end. Another notable relative detractor was an overweight in Cenovus Energy (-13%). The stock was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to Australia. By sector, meaningful changes in positioning include increased exposure to oil & gas equipment & services and packaged foods & meats.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Global Commodity Stock Fund $10,000 $7,703 $8,444 $10,018 $10,042 $10,018 $9,200 $14,164 $17,502 $15,846 $17,813 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $7,702 $8,581 $10,342 $10,510 $10,163 $8,673 $13,570 $15,259 $14,850 $15,721 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Global Commodity Stock Fund 12.42% 12.20% 5.94% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 5.86% 9.12% 4.63% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 929,592,306
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 7,667,954
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$929,592,306
Number of Holdings	61
Total Advisory Fee	$7,667,954
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 35.2 Metals & Mining 30.1 Food Products 10.3 Paper & Forest Products 10.2 Energy Equipment & Services 6.0 Chemicals 4.9 Containers & Packaging 1.6 Construction Materials 0.6 Construction & Engineering 0.2 Others 0.1 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 46.1 Canada 24.7 Brazil 7.1 South Africa 6.2 Finland 4.4 Zambia 2.7 Australia 2.6 Norway 2.3 India 2.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 7.0 Shell PLC 5.8 Archer-Daniels-Midland Co 4.9 Wheaton Precious Metals Corp 4.5 Teck Resources Ltd Class B 4.2 Cenovus Energy Inc 3.9 Energy Transfer LP 3.4 JBS S/A 3.3 UPM-Kymmene Oyj 3.2 Antero Resources Corp 3.2 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Sustainable Non-U.S. Developed Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Class Name	Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Trading Symbol	FNDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Sustainable Non-U.S. Developed Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund	$ 2	0.01%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an overweight in the United States and stock selection in Japan contributed to the fund's performance for the fiscal year.
•By sector, market selection was the primary contributor, especially an underweight in consumer staples, where an underweight in food, beverage & tobacco helped most. Stock picking and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance. Also bolstering our relative result were picks in materials.
•The top individual relative contributor was an overweight in CRH (+81%). The company was among our biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+183%). This period we increased our position in Mitsubishi Heavy Industries. An underweight in Samsung Electronics (-12%) also contributed.
•In contrast, from a regional standpoint, picks in the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the semiconductors & semiconductor equipment industry. Also hurting our result was stock picking in consumer discretionary and energy.
•The biggest individual relative detractor was an underweight in Taiwan Semiconductor (+101%). A second notable relative detractor was an overweight in TotalEnergies (-2%). The company was among the fund's biggest holdings this period. Another notable relative detractor was an overweight in LVMH Moet Hennessy Louis Vuitton (-6%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include increased exposure to Germany and a lower allocation to France. By sector, meaningful changes in positioning include decreased exposure to energy and consumer discretionary.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through October 31, 2024. Initial investment of $10,000. Fidelity® Series Sustainable Non-U.S. Developed Markets Fund $10,000 $9,340 MSCI World ex USA ESG Focus Index $10,000 $9,188 MSCI World ex USA Index $10,000 $9,244 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Sustainable Non-U.S. Developed Markets Fund 25.41% 11.30% MSCI World ex USA ESG Focus Index 23.77% 9.10% MSCI World ex USA Index 24.13% 9.76% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,731,574
Holdings Count | shares	389
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$15,731,574
Number of Holdings	389
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.4 Industrials 22.6 Information Technology 12.7 Materials 8.5 Consumer Discretionary 8.3 Health Care 6.9 Energy 4.4 Consumer Staples 4.2 Communication Services 1.6 Real Estate 0.7 Utilities 0.5 Common Stocks 93.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's net assets) United States 16.9 Japan 15.3 United Kingdom 14.0 Canada 12.0 France 7.9 Germany 7.1 Netherlands 3.9 Switzerland 3.7 Sweden 3.3 Others 15.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.5 Novo Nordisk A/S Series B 2.3 ASML Holding NV 2.3 CRH PLC 1.8 BAE Systems PLC 1.5 Linde PLC 1.5 Hitachi Ltd 1.3 RELX PLC 1.3 LVMH Moet Hennessy Louis Vuitton SE 1.2 Schneider Electric SE 1.0 16.7
Fidelity Series Emerging Markets Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Opportunities Fund
Class Name	Fidelity® Series Emerging Markets Opportunities Fund
Trading Symbol	FEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Emerging Markets Opportunities Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Opportunities Fund	$ 2	0.01%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in Emerging Asia and stock selection in Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets Net MA (29-Jun-2018) Linked Index for the fiscal year.
•By sector, security selection in communication services was the primary contributor. Stock picking in consumer discretionary and materials also boosted the fund's relative performance.
•The fund's non-benchmark stake in Sea gained roughly 123% and was the top individual relative contributor. The company was one of our biggest holdings this period. The second-largest relative contributor was an overweight in Zomato (+125%). Another notable relative contributor was an overweight in Taiwan Semiconductor (+101%). The stock was the fund's largest holding.
•In contrast, from a regional standpoint, security selection in Latin America, primarily in Brazil, and a non-benchmark allocation to developed markets detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result were stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry.
•The largest individual relative detractor was our stake in Hon Hai Precision Industry (+51%). This period we increased our position in Hon Hai Precision Industry. A second notable relative detractor was an overweight in XP (-10%). An underweight in MediaTek (+63%) also detracted. This was a position we established this period.
•Notable changes in positioning include higher allocations to Taiwan and South Africa. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Series Emerging Markets Opportunities Fund $10,000 $8,686 $9,643 $12,443 $10,600 $12,734 $14,474 $17,142 $11,086 $12,683 $15,977 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Emerging Markets Opportunities Fund 25.97% 4.64% 4.80% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,808,570,285
Holdings Count | shares	274
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$23,808,570,285
Number of Holdings	274
Total Advisory Fee	$0
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Financials 21.9 Consumer Discretionary 15.6 Communication Services 9.3 Materials 6.5 Industrials 5.8 Consumer Staples 5.3 Energy 4.5 Health Care 3.0 Utilities 3.0 Real Estate 1.2 Common Stocks 98.0 Preferred Stocks 1.0 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) China 31.1 Taiwan 17.8 India 17.0 Korea (South) 8.2 Brazil 5.9 South Africa 3.8 Saudi Arabia 3.7 United States 2.1 Indonesia 2.1 Others 8.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 11.7 Tencent Holdings Ltd 5.3 Samsung Electronics Co Ltd 3.1 Alibaba Group Holding Ltd 2.5 HDFC Bank Ltd 2.4 PDD Holdings Inc Class A ADR 1.9 China Construction Bank Corp H Shares 1.9 Meituan B Shares 1.8 SK Hynix Inc 1.7 Sea Ltd Class A ADR 1.3 33.6
Fidelity Advisor Sustainable International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class C
Trading Symbol	FSYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 230	2.05%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in Japan and the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picks in materials also boosted the fund's relative performance. Also bolstering our relative result was an underweight in energy.
•The top individual relative contributor was an overweight in Hitachi (+108%), the fund's biggest holding at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor (+95%). The stock was among the fund's largest holdings. An overweight in UCB (+165%) also helped.
•In contrast, from a regional standpoint, security selection and an underweight in Asia Pacific ex Japan, primarily in Hong Kong, and an underweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Stock selection in consumer staples also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sony (+10%), which was among the fund's biggest holdings. The second-largest relative detractor was an overweight in AIA (-6%). Another notable relative detractor was an overweight in L'Oréal (-9%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $7,160 $7,780 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 MSCI EAFE Index $10,000 $7,820 $8,966 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 23.60% -1.14% Class C 24.60% -1.14% MSCI EAFE ESG Leaders 22.13% 2.65% MSCI EAFE Index 23.25% 3.74% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,747,030
Holdings Count | shares	83
Advisory Fees Paid, Amount	$ 67,920
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$10,747,030
Number of Holdings	83
Total Advisory Fee	$67,920
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 21.7 Health Care 13.0 Consumer Discretionary 11.0 Information Technology 9.0 Materials 6.5 Consumer Staples 4.5 Utilities 3.0 Communication Services 2.1 Real Estate 1.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Japan 21.7 United Kingdom 14.1 United States 10.5 France 9.8 Netherlands 8.4 Germany 6.7 Denmark 5.1 Italy 3.8 Australia 3.7 Others 16.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 4.4 Hitachi Ltd 4.3 ITOCHU Corp 3.5 CRH PLC (United Kingdom) 2.9 ORIX Corp 2.8 ASML Holding NV 2.7 Sony Group Corp 2.6 Schneider Electric SE 2.6 Taiwan Semiconductor Manufacturing Co Ltd 2.5 Unilever PLC 2.4 30.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable Emerging Markets Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Emerging Markets Equity Fund
Class Name	Fidelity® SAI Sustainable Emerging Markets Equity Fund
Trading Symbol	FSSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Emerging Markets Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Emerging Markets Equity Fund	$ 107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in China dominated among contributors to the fund's performance versus the MSCI Emerging Markets Index for the fiscal year. By sector, security selection in consumer discretionary was the primary contributor.
•The top individual relative contributor was an out-of-benchmark stake in SK Hynix (+60%), which was one of the fund's largest holdings at period end. Non-benchmark exposure to Meituan (+68%) also lifted the fund's relative result. We added to the position. A non-benchmark stake in International Games System gained approximately 80% and notably helped. The stock was not held at period end.
•In contrast, from a regional standpoint, overweight exposure and stock selection in Latin America, especially Brazil and Mexico, detracted from the fund's relative result. Positioning in South Korea and a sizable underweight in Taiwan also worked against the fund's relative performance. By sector, the biggest detractor from performance versus the benchmark was security selection in information technology.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of our biggest holdings. Underweighting Taiwan Semiconductor Manufacturing (+100%) - the portfolio's largest holding as of period end - also held back the fund's relative result. A non-benchmark stake in Vamos Locacao de Caminhoes returned -43% and was the third-largest relative detractor. This was an investment we established this period.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to South Korea. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to financials.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI Sustainable Emerging Markets Equity Fund $10,000 $7,600 $8,644 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $7,416 $8,227 MSCI Emerging Markets Index $10,000 $7,742 $8,581 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Emerging Markets Equity Fund 25.12% 3.12% MSCI Emerging Markets (EM) ESG Leaders Index 28.51% 2.21% MSCI Emerging Markets Index 25.33% 2.89% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 38,790,601
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 178,506
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$38,790,601
Number of Holdings	126
Total Advisory Fee	$178,506
Portfolio Turnover	103%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Information Technology 24.5 Consumer Discretionary 17.5 Communication Services 8.9 Industrials 5.2 Health Care 4.2 Materials 3.6 Consumer Staples 2.9 Energy 2.2 Real Estate 1.3 Utilities 0.7 Common Stocks 95.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) China 31.1 Taiwan 15.9 India 13.2 Korea (South) 9.6 Brazil 6.3 South Africa 5.1 United States 4.3 Mexico 3.5 Indonesia 2.3 Others 8.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.5 Tencent Holdings Ltd 6.3 Alibaba Group Holding Ltd 4.3 Samsung Electronics Co Ltd 4.2 Hon Hai Precision Industry Co Ltd 2.0 Bank Central Asia Tbk PT 2.0 SK Hynix Inc 1.8 China Construction Bank Corp H Shares 1.7 HDFC Bank Ltd 1.7 Bharti Airtel Ltd 1.6 36.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Commodity Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class A
Trading Symbol	FFGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in the United States and an overweight in Canada contributed to the fund's performance versus the MSCI AC World Commodity Producers Sector Capped Index for the fiscal year.
•By industry, security selection was the primary contributor, led by our choices in the oil & gas storage & transportation industry. Stock picking and an underweight in agricultural products & services also boosted the fund's relative performance. Also lifting the fund's relative result was out-of-benchmark exposure to the packaged foods & meats category.
•The top individual relative contributor was our stake in Archer Daniels Midland (+0%). This was a stake we established this period. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Wheaton Precious Metals (+58%). We reduced the position, but the stock was still one of the fund's biggest holdings as of October 31. An overweight in Teck Resources (+33%) also helped. We also trimmed this position, but it too was among the fund's largest holdings at period end.
•In contrast, from a regional standpoint, stock picking in Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result, as did an underweight in emerging markets, primarily in China and India.
•By industry, notable detractors from performance versus the benchmark included picks and an overweight in oil & gas exploration & production. Stock selection and an underweight in diversified metals & mining also hampered the fund's relative result. Also detracting from our result was a small non-benchmark position in pharmaceuticals.
•The largest individual relative detractor was an underweight in Corteva (+28%). This period we decreased our investment in Corteva. The second-largest relative detractor was an underweight in Agnico Eagle Mines (+89%). The stock was not held at period end. Another notable relative detractor was an overweight in Cenovus Energy (-13%). The stock was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to Australia. By sector, meaningful changes in positioning include increased exposure to oil & gas equipment & services and packaged foods & meats.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $7,242 $7,915 $9,382 $9,377 $9,336 $8,553 $13,118 $16,170 $14,611 $16,384 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $7,702 $8,581 $10,342 $10,510 $10,163 $8,673 $13,570 $15,259 $14,850 $15,721 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 5.68% 10.59% 5.06% Class A (without 5.75% sales charge) 12.13% 11.91% 5.69% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 5.86% 9.12% 4.63% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 929,592,306
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 7,667,954
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$929,592,306
Number of Holdings	61
Total Advisory Fee	$7,667,954
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 35.2 Metals & Mining 30.1 Food Products 10.3 Paper & Forest Products 10.2 Energy Equipment & Services 6.0 Chemicals 4.9 Containers & Packaging 1.6 Construction Materials 0.6 Construction & Engineering 0.2 Others 0.1 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 46.1 Canada 24.7 Brazil 7.1 South Africa 6.2 Finland 4.4 Zambia 2.7 Australia 2.6 Norway 2.3 India 2.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 7.0 Shell PLC 5.8 Archer-Daniels-Midland Co 4.9 Wheaton Precious Metals Corp 4.5 Teck Resources Ltd Class B 4.2 Cenovus Energy Inc 3.9 Energy Transfer LP 3.4 JBS S/A 3.3 UPM-Kymmene Oyj 3.2 Antero Resources Corp 3.2 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Sustainable Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Emerging Markets Fund
Class Name	Fidelity® Series Sustainable Emerging Markets Fund
Trading Symbol	FEMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Sustainable Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Emerging Markets Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in emerging markets, primarily in India, and a non-benchmark allocation to the United States detracted from the fund's performance for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in health care and utilities.
•The largest individual relative detractor was an underweight in Hon Hai Precision Industry (+128%). This was a stake we established this period. A second notable relative detractor was an overweight in HDFC Bank (+13%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Li Auto (-20%).
•In contrast, from a regional standpoint, an underweight in emerging markets, primarily in China, and a non-benchmark allocation to the U.K. contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were picks and an underweight in materials. Stock picking and an overweight in consumer discretionary and stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Capitec Bank Holdings (+105%). A second notable relative contributor was an overweight in Taiwan Semiconductor (+90%). The stock was the fund's biggest holding. Another notable relative contributor was an overweight in Trip.com (+91%).
•Notable changes in positioning include higher allocations to South Africa and Taiwan. By sector, meaningful changes in positioning include decreased exposure to consumer staples and communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through October 31, 2024. Initial investment of $10,000. Fidelity® Series Sustainable Emerging Markets Fund $10,000 $9,620 MSCI Emerging Markets ESG Focus Index $10,000 $9,561 MSCI Emerging Markets Index $10,000 $9,509 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Sustainable Emerging Markets Fund 23.47% 12.36% MSCI Emerging Markets ESG Focus Index 23.58% 11.96% MSCI Emerging Markets Index 25.33% 12.61% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,757,678
Holdings Count | shares	184
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,757,678
Number of Holdings	184
Total Advisory Fee	$0
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Information Technology 22.9 Consumer Discretionary 15.8 Communication Services 7.4 Industrials 5.5 Energy 4.5 Consumer Staples 3.7 Health Care 3.0 Materials 2.9 Utilities 2.1 Real Estate 1.9 Common Stocks 92.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 7.1 ASSET ALLOCATION (% of Fund's net assets) China 28.8 Taiwan 17.5 India 13.4 Korea (South) 8.1 United States 7.6 Brazil 6.1 South Africa 3.8 Saudi Arabia 2.9 Indonesia 2.2 Others 9.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 12.1 Tencent Holdings Ltd 5.1 Reliance Industries Ltd GDR 3.6 Samsung Electronics Co Ltd 3.0 ICICI Bank Ltd ADR 2.8 Alibaba Group Holding Ltd 2.6 Meituan B Shares 2.2 China Construction Bank Corp H Shares 2.1 HDFC Bank Ltd ADR 2.1 Infosys Ltd ADR 1.9 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class I
Trading Symbol	FSQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 119	1.05%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in Japan and the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picks in materials also boosted the fund's relative performance. Also bolstering our relative result was an underweight in energy.
•The top individual relative contributor was an overweight in Hitachi (+108%), the fund's biggest holding at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor (+95%). The stock was among the fund's largest holdings. An overweight in UCB (+165%) also helped.
•In contrast, from a regional standpoint, security selection and an underweight in Asia Pacific ex Japan, primarily in Hong Kong, and an underweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Stock selection in consumer staples also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sony (+10%), which was among the fund's biggest holdings. The second-largest relative detractor was an overweight in AIA (-6%). Another notable relative detractor was an overweight in L'Oréal (-9%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $7,210 $7,912 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 MSCI EAFE Index $10,000 $7,820 $8,966 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 25.98% -0.12% MSCI EAFE ESG Leaders 22.13% 2.65% MSCI EAFE Index 23.25% 3.74% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,747,030
Holdings Count | shares	83
Advisory Fees Paid, Amount	$ 67,920
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$10,747,030
Number of Holdings	83
Total Advisory Fee	$67,920
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 21.7 Health Care 13.0 Consumer Discretionary 11.0 Information Technology 9.0 Materials 6.5 Consumer Staples 4.5 Utilities 3.0 Communication Services 2.1 Real Estate 1.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Japan 21.7 United Kingdom 14.1 United States 10.5 France 9.8 Netherlands 8.4 Germany 6.7 Denmark 5.1 Italy 3.8 Australia 3.7 Others 16.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 4.4 Hitachi Ltd 4.3 ITOCHU Corp 3.5 CRH PLC (United Kingdom) 2.9 ORIX Corp 2.8 ASML Holding NV 2.7 Sony Group Corp 2.6 Schneider Electric SE 2.6 Taiwan Semiconductor Manufacturing Co Ltd 2.5 Unilever PLC 2.4 30.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z
Trading Symbol	FSZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in China and Taiwan dominated among contributors to the fund's performance versus the MSCI Emerging Markets Index for the fiscal year.
•By sector, security selection in consumer discretionary was the primary contributor. Picks and an overweight in information technology, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+128%). The stock was the fund's largest holding. A second notable relative contributor was an overweight in Zomato (+93%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in International Games System (+83%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Security selection in industrials also hampered the fund's result. Also hurting our result were picks and an overweight in health care.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-12%). The company was one of our biggest holdings. A non-benchmark stake in Vamos Locacao de Caminhoes returned -42% and was the second-largest relative detractor. This was a stake we established this period. An overweight in Grupo Financiero Banorte (-9%) also detracted. The stock was among the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to South Korea. By sector, meaningful changes in positioning include lower allocations to consumer staples and communication services.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $6,570 $7,452 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 MSCI Emerging Markets Index $10,000 $6,946 $7,699 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 26.04% -2.28% MSCI Emerging Markets (EM) ESG Leaders Index 28.51% -2.57% MSCI Emerging Markets Index 25.33% -1.30% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,416,219
Holdings Count | shares	119
Advisory Fees Paid, Amount	$ 47,275
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,416,219
Number of Holdings	119
Total Advisory Fee	$47,275
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Information Technology 24.6 Consumer Discretionary 17.3 Communication Services 9.1 Industrials 5.1 Health Care 4.4 Materials 3.7 Consumer Staples 3.0 Energy 2.2 Real Estate 1.2 Utilities 0.7 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) China 30.9 Taiwan 15.9 India 13.3 Korea (South) 9.7 Brazil 6.3 South Africa 5.2 United States 3.9 Mexico 3.5 Indonesia 2.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.5 Tencent Holdings Ltd 6.2 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 4.2 Hon Hai Precision Industry Co Ltd 2.0 Bank Central Asia Tbk PT 1.9 SK Hynix Inc 1.8 Bharti Airtel Ltd 1.7 China Construction Bank Corp H Shares 1.7 HDFC Bank Ltd 1.7 35.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Overseas Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Overseas Fund
Class Name	Fidelity® Series Overseas Fund
Trading Symbol	FSOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Overseas Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Overseas Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+156%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 21, 2019 through October 31, 2024. Initial investment of $10,000. Fidelity® Series Overseas Fund $10,000 $10,200 $10,660 $14,805 $10,562 $12,046 MSCI EAFE Index $10,000 $10,320 $9,630 $12,947 $9,989 $11,453 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Overseas Fund 26.24% 8.32% 8.12% MSCI EAFE Index 23.25% 6.46% 6.63% A From June 21, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 21, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,911,127,952
Holdings Count | shares	90
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$14,911,127,952
Number of Holdings	90
Total Advisory Fee	$0
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.9 Financials 23.0 Information Technology 16.3 Health Care 13.4 Materials 9.0 Consumer Discretionary 7.1 Consumer Staples 2.3 Communication Services 0.4 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 18.5 United Kingdom 17.9 Japan 15.7 France 11.4 Germany 9.1 Netherlands 6.2 Denmark 4.5 Switzerland 3.4 Italy 3.4 Others 9.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 3.1 SAP SE 3.0 ASML Holding NV 3.0 Hitachi Ltd 2.3 RELX PLC 2.2 Astrazeneca PLC 2.2 Safran SA 2.2 Compass Group PLC 2.1 London Stock Exchange Group PLC 2.1 Wolters Kluwer NV 2.0 24.2
Fidelity Advisor Global Commodity Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class Z
Trading Symbol	FIQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in the United States and an overweight in Canada contributed to the fund's performance versus the MSCI AC World Commodity Producers Sector Capped Index for the fiscal year.
•By industry, security selection was the primary contributor, led by our choices in the oil & gas storage & transportation industry. Stock picking and an underweight in agricultural products & services also boosted the fund's relative performance. Also lifting the fund's relative result was out-of-benchmark exposure to the packaged foods & meats category.
•The top individual relative contributor was our stake in Archer Daniels Midland (+0%). This was a stake we established this period. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Wheaton Precious Metals (+58%). We reduced the position, but the stock was still one of the fund's biggest holdings as of October 31. An overweight in Teck Resources (+33%) also helped. We also trimmed this position, but it too was among the fund's largest holdings at period end.
•In contrast, from a regional standpoint, stock picking in Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result, as did an underweight in emerging markets, primarily in China and India.
•By industry, notable detractors from performance versus the benchmark included picks and an overweight in oil & gas exploration & production. Stock selection and an underweight in diversified metals & mining also hampered the fund's relative result. Also detracting from our result was a small non-benchmark position in pharmaceuticals.
•The largest individual relative detractor was an underweight in Corteva (+28%). This period we decreased our investment in Corteva. The second-largest relative detractor was an underweight in Agnico Eagle Mines (+89%). The stock was not held at period end. Another notable relative detractor was an overweight in Cenovus Energy (-13%). The stock was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to Australia. By sector, meaningful changes in positioning include increased exposure to oil & gas equipment & services and packaged foods & meats.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,003 $9,005 $8,286 $12,767 $15,796 $14,327 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $9,089 $8,789 $7,500 $11,735 $13,197 $12,843 MSCI ACWI (All Country World Index) Index $10,000 $9,268 $10,478 $11,032 $15,191 $12,201 $13,531 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 12.62% 12.37% 8.18% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 5.86% 9.12% 5.18% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 10.17% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 929,592,306
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 7,667,954
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$929,592,306
Number of Holdings	61
Total Advisory Fee	$7,667,954
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 35.2 Metals & Mining 30.1 Food Products 10.3 Paper & Forest Products 10.2 Energy Equipment & Services 6.0 Chemicals 4.9 Containers & Packaging 1.6 Construction Materials 0.6 Construction & Engineering 0.2 Others 0.1 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 46.1 Canada 24.7 Brazil 7.1 South Africa 6.2 Finland 4.4 Zambia 2.7 Australia 2.6 Norway 2.3 India 2.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 7.0 Shell PLC 5.8 Archer-Daniels-Midland Co 4.9 Wheaton Precious Metals Corp 4.5 Teck Resources Ltd Class B 4.2 Cenovus Energy Inc 3.9 Energy Transfer LP 3.4 JBS S/A 3.3 UPM-Kymmene Oyj 3.2 Antero Resources Corp 3.2 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I
Trading Symbol	FSZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 141	1.25%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in China and Taiwan dominated among contributors to the fund's performance versus the MSCI Emerging Markets Index for the fiscal year.
•By sector, security selection in consumer discretionary was the primary contributor. Picks and an overweight in information technology, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+128%). The stock was the fund's largest holding. A second notable relative contributor was an overweight in Zomato (+93%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in International Games System (+83%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Security selection in industrials also hampered the fund's result. Also hurting our result were picks and an overweight in health care.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-12%). The company was one of our biggest holdings. A non-benchmark stake in Vamos Locacao de Caminhoes returned -42% and was the second-largest relative detractor. This was a stake we established this period. An overweight in Grupo Financiero Banorte (-9%) also detracted. The stock was among the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to South Korea. By sector, meaningful changes in positioning include lower allocations to consumer staples and communication services.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $6,570 $7,431 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 MSCI Emerging Markets Index $10,000 $6,946 $7,699 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 25.84% -2.43% MSCI Emerging Markets (EM) ESG Leaders Index 28.51% -2.57% MSCI Emerging Markets Index 25.33% -1.30% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,416,219
Holdings Count | shares	119
Advisory Fees Paid, Amount	$ 47,275
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,416,219
Number of Holdings	119
Total Advisory Fee	$47,275
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Information Technology 24.6 Consumer Discretionary 17.3 Communication Services 9.1 Industrials 5.1 Health Care 4.4 Materials 3.7 Consumer Staples 3.0 Energy 2.2 Real Estate 1.2 Utilities 0.7 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) China 30.9 Taiwan 15.9 India 13.3 Korea (South) 9.7 Brazil 6.3 South Africa 5.2 United States 3.9 Mexico 3.5 Indonesia 2.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.5 Tencent Holdings Ltd 6.2 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 4.2 Hon Hai Precision Industry Co Ltd 2.0 Bank Central Asia Tbk PT 1.9 SK Hynix Inc 1.8 Bharti Airtel Ltd 1.7 China Construction Bank Corp H Shares 1.7 HDFC Bank Ltd 1.7 35.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series International Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Growth Fund
Class Name	Fidelity® Series International Growth Fund
Trading Symbol	FIGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Growth Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Growth Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an overweight in the United States and security selection in the U.K. contributed to the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, an underweight in consumer staples was the primary contributor. Security selection in materials also boosted relative performance. Also contributing to our result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor (+100%). The company was one of the fund's biggest holdings. A second notable relative contributor was an overweight in CRH (+83%). The stock was among our biggest holdings. A non-benchmark stake in GE Vernova gained about 99% and notably helped. This was a position we established this period.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Also hurting our result was stock selection in industrials, primarily within the capital goods industry, and energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Edenred (-38%). Not owning Schneider Electric, a benchmark component that gained  about 71%, was a second notable relative detractor. Another notable relative detractor this period was avoiding Commonwealth Bank of Australia, a benchmark component that gained approximately 59%.
•Notable changes in positioning include increased exposure to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer staples and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Series International Growth Fund $10,000 $10,365 $10,044 $12,496 $11,894 $14,580 $15,949 $21,229 $15,432 $17,177 $21,687 MSCI EAFE Growth Index $10,000 $10,428 $10,108 $12,517 $11,783 $13,766 $14,502 $18,876 $13,312 $14,769 $18,234 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series International Growth Fund 26.26% 8.27% 8.05% MSCI EAFE Growth Index 23.46% 5.78% 6.19% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,973,945,299
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$14,973,945,299
Number of Holdings	73
Total Advisory Fee	$0
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.3 Information Technology 20.0 Financials 16.2 Materials 10.7 Consumer Discretionary 10.4 Health Care 6.2 Consumer Staples 1.1 Energy 0.7 Communication Services 0.5 Common Stocks 97.8 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 28.1 United Kingdom 11.8 France 11.3 Japan 9.9 Sweden 7.5 Germany 6.7 Netherlands 6.3 Denmark 5.2 Taiwan 3.3 Others 9.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 5.3 Novo Nordisk A/S Series B 5.2 ASML Holding NV 4.9 Safran SA 4.0 CRH PLC 3.9 Linde PLC 3.8 Atlas Copco AB A Shares 3.5 Taiwan Semiconductor Manufacturing Co Ltd 3.3 Recruit Holdings Co Ltd 3.0 LVMH Moet Hennessy Louis Vuitton SE 2.7 39.6
Fidelity Advisor Global Commodity Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class C
Trading Symbol	FCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 202	1.91%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in the United States and an overweight in Canada contributed to the fund's performance versus the MSCI AC World Commodity Producers Sector Capped Index for the fiscal year.
•By industry, security selection was the primary contributor, led by our choices in the oil & gas storage & transportation industry. Stock picking and an underweight in agricultural products & services also boosted the fund's relative performance. Also lifting the fund's relative result was out-of-benchmark exposure to the packaged foods & meats category.
•The top individual relative contributor was our stake in Archer Daniels Midland (+0%). This was a stake we established this period. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Wheaton Precious Metals (+58%). We reduced the position, but the stock was still one of the fund's biggest holdings as of October 31. An overweight in Teck Resources (+33%) also helped. We also trimmed this position, but it too was among the fund's largest holdings at period end.
•In contrast, from a regional standpoint, stock picking in Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result, as did an underweight in emerging markets, primarily in China and India.
•By industry, notable detractors from performance versus the benchmark included picks and an overweight in oil & gas exploration & production. Stock selection and an underweight in diversified metals & mining also hampered the fund's relative result. Also detracting from our result was a small non-benchmark position in pharmaceuticals.
•The largest individual relative detractor was an underweight in Corteva (+28%). This period we decreased our investment in Corteva. The second-largest relative detractor was an underweight in Agnico Eagle Mines (+89%). The stock was not held at period end. Another notable relative detractor was an overweight in Cenovus Energy (-13%). The stock was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to Australia. By sector, meaningful changes in positioning include increased exposure to oil & gas equipment & services and packaged foods & meats.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $7,626 $8,272 $9,727 $9,661 $9,549 $8,679 $13,219 $16,172 $14,613 $16,386 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $7,702 $8,581 $10,342 $10,510 $10,163 $8,673 $13,570 $15,259 $14,850 $15,721 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 10.34% 11.07% 5.06% Class C 11.34% 11.07% 5.06% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 5.86% 9.12% 4.63% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 929,592,306
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 7,667,954
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$929,592,306
Number of Holdings	61
Total Advisory Fee	$7,667,954
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 35.2 Metals & Mining 30.1 Food Products 10.3 Paper & Forest Products 10.2 Energy Equipment & Services 6.0 Chemicals 4.9 Containers & Packaging 1.6 Construction Materials 0.6 Construction & Engineering 0.2 Others 0.1 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 46.1 Canada 24.7 Brazil 7.1 South Africa 6.2 Finland 4.4 Zambia 2.7 Australia 2.6 Norway 2.3 India 2.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 7.0 Shell PLC 5.8 Archer-Daniels-Midland Co 4.9 Wheaton Precious Metals Corp 4.5 Teck Resources Ltd Class B 4.2 Cenovus Energy Inc 3.9 Energy Transfer LP 3.4 JBS S/A 3.3 UPM-Kymmene Oyj 3.2 Antero Resources Corp 3.2 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Fund
Class Name	Fidelity® Series Emerging Markets Fund
Trading Symbol	FHKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Fund	$ 2	0.01%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, positioning in Mexico and Brazil notably detracted from the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials. Also hurting our result were picks in health care and consumer staples.
•The biggest individual relative detractor was an overweight in Alchip Technologies (-19%). This period we decreased our position in Alchip Technologies. The second-largest relative detractor was our non-benchmark stake in Vamos Locacao De Caminhoes (-45%). This was a stake we established this period. An overweight in Grupo Financiero Banorte (-9%) also hurt. The company was among the fund's biggest holdings this period.
•In contrast, from a regional standpoint, picks in China and India notably contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary. Stock picks and an underweight in materials also boosted the fund's relative performance. Also helping our relative result were picks in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Hindustan Aeronautics (+135%). A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+101%). The company was the fund's largest holding. An overweight in Zomato (+92%) also helped. This was an investment we established this period.
•Notable changes in positioning include higher allocations to South Africa and Brazil. By sector, meaningful changes in positioning include increased exposure to materials and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 29, 2018 through October 31, 2024. Initial investment of $10,000. Fidelity® Series Emerging Markets Fund $10,000 $8,870 $9,520 $9,916 $11,788 $7,482 $8,532 MSCI Emerging Markets Index $10,000 $8,960 $10,026 $10,855 $12,697 $8,759 $9,709 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Emerging Markets Fund 24.61% 2.23% 1.00% MSCI Emerging Markets Index 25.33% 3.95% 3.23% A From August 29, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,945,184,813
Holdings Count | shares	141
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,945,184,813
Number of Holdings	141
Total Advisory Fee	$0
Portfolio Turnover	91%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.6 Financials 22.8 Consumer Discretionary 15.9 Communication Services 8.2 Industrials 6.4 Materials 5.9 Consumer Staples 3.6 Health Care 3.4 Energy 2.7 Utilities 1.3 Real Estate 1.0 Common Stocks 94.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) China 28.8 India 15.5 Taiwan 15.1 Korea (South) 9.1 Brazil 7.2 United States 5.2 South Africa 5.0 Mexico 3.0 Indonesia 2.0 Others 9.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.7 Tencent Holdings Ltd 5.5 Samsung Electronics Co Ltd 3.6 Alibaba Group Holding Ltd 3.3 HDFC Bank Ltd 2.3 Hon Hai Precision Industry Co Ltd 1.9 SK Hynix Inc 1.7 ICICI Bank Ltd 1.7 Bank Central Asia Tbk PT 1.7 Xiaomi Corp B Shares 1.5 33.9
Fidelity Advisor Sustainable International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class Z
Trading Symbol	FSQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in Japan and the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picks in materials also boosted the fund's relative performance. Also bolstering our relative result was an underweight in energy.
•The top individual relative contributor was an overweight in Hitachi (+108%), the fund's biggest holding at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor (+95%). The stock was among the fund's largest holdings. An overweight in UCB (+165%) also helped.
•In contrast, from a regional standpoint, security selection and an underweight in Asia Pacific ex Japan, primarily in Hong Kong, and an underweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Stock selection in consumer staples also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sony (+10%), which was among the fund's biggest holdings. The second-largest relative detractor was an overweight in AIA (-6%). Another notable relative detractor was an overweight in L'Oréal (-9%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $7,220 $7,932 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 MSCI EAFE Index $10,000 $7,820 $8,966 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 26.18% 0.03% MSCI EAFE ESG Leaders 22.13% 2.65% MSCI EAFE Index 23.25% 3.74% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,747,030
Holdings Count | shares	83
Advisory Fees Paid, Amount	$ 67,920
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$10,747,030
Number of Holdings	83
Total Advisory Fee	$67,920
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 21.7 Health Care 13.0 Consumer Discretionary 11.0 Information Technology 9.0 Materials 6.5 Consumer Staples 4.5 Utilities 3.0 Communication Services 2.1 Real Estate 1.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Japan 21.7 United Kingdom 14.1 United States 10.5 France 9.8 Netherlands 8.4 Germany 6.7 Denmark 5.1 Italy 3.8 Australia 3.7 Others 16.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 4.4 Hitachi Ltd 4.3 ITOCHU Corp 3.5 CRH PLC (United Kingdom) 2.9 ORIX Corp 2.8 ASML Holding NV 2.7 Sony Group Corp 2.6 Schneider Electric SE 2.6 Taiwan Semiconductor Manufacturing Co Ltd 2.5 Unilever PLC 2.4 30.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C
Trading Symbol	FSYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 253	2.25%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in China and Taiwan dominated among contributors to the fund's performance versus the MSCI Emerging Markets Index for the fiscal year.
•By sector, security selection in consumer discretionary was the primary contributor. Picks and an overweight in information technology, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+128%). The stock was the fund's largest holding. A second notable relative contributor was an overweight in Zomato (+93%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in International Games System (+83%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Security selection in industrials also hampered the fund's result. Also hurting our result were picks and an overweight in health care.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-12%). The company was one of our biggest holdings. A non-benchmark stake in Vamos Locacao de Caminhoes returned -42% and was the second-largest relative detractor. This was a stake we established this period. An overweight in Grupo Financiero Banorte (-9%) also detracted. The stock was among the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to South Korea. By sector, meaningful changes in positioning include lower allocations to consumer staples and communication services.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $6,520 $7,300 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 MSCI Emerging Markets Index $10,000 $6,946 $7,699 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 23.71% -3.39% Class C 24.71% -3.39% MSCI Emerging Markets (EM) ESG Leaders Index 28.51% -2.57% MSCI Emerging Markets Index 25.33% -1.30% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,416,219
Holdings Count | shares	119
Advisory Fees Paid, Amount	$ 47,275
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,416,219
Number of Holdings	119
Total Advisory Fee	$47,275
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Information Technology 24.6 Consumer Discretionary 17.3 Communication Services 9.1 Industrials 5.1 Health Care 4.4 Materials 3.7 Consumer Staples 3.0 Energy 2.2 Real Estate 1.2 Utilities 0.7 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) China 30.9 Taiwan 15.9 India 13.3 Korea (South) 9.7 Brazil 6.3 South Africa 5.2 United States 3.9 Mexico 3.5 Indonesia 2.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.5 Tencent Holdings Ltd 6.2 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 4.2 Hon Hai Precision Industry Co Ltd 2.0 Bank Central Asia Tbk PT 1.9 SK Hynix Inc 1.8 Bharti Airtel Ltd 1.7 China Construction Bank Corp H Shares 1.7 HDFC Bank Ltd 1.7 35.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity® Sustainable International Equity Fund
Trading Symbol	FSYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable International Equity Fund	$ 118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in Japan and the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picks in materials also boosted the fund's relative performance. Also bolstering our relative result was an underweight in energy.
•The top individual relative contributor was an overweight in Hitachi (+108%), the fund's biggest holding at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor (+95%). The stock was among the fund's largest holdings. An overweight in UCB (+165%) also helped.
•In contrast, from a regional standpoint, security selection and an underweight in Asia Pacific ex Japan, primarily in Hong Kong, and an underweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Stock selection in consumer staples also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sony (+10%), which was among the fund's biggest holdings. The second-largest relative detractor was an overweight in AIA (-6%). Another notable relative detractor was an overweight in L'Oréal (-9%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000. Fidelity® Sustainable International Equity Fund $10,000 $7,210 $7,912 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 MSCI EAFE Index $10,000 $7,820 $8,966 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable International Equity Fund 25.98% -0.12% MSCI EAFE ESG Leaders 22.13% 2.65% MSCI EAFE Index 23.25% 3.74% A From February 10, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,747,030
Holdings Count | shares	83
Advisory Fees Paid, Amount	$ 67,920
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$10,747,030
Number of Holdings	83
Total Advisory Fee	$67,920
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 21.7 Health Care 13.0 Consumer Discretionary 11.0 Information Technology 9.0 Materials 6.5 Consumer Staples 4.5 Utilities 3.0 Communication Services 2.1 Real Estate 1.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Japan 21.7 United Kingdom 14.1 United States 10.5 France 9.8 Netherlands 8.4 Germany 6.7 Denmark 5.1 Italy 3.8 Australia 3.7 Others 16.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 4.4 Hitachi Ltd 4.3 ITOCHU Corp 3.5 CRH PLC (United Kingdom) 2.9 ORIX Corp 2.8 ASML Holding NV 2.7 Sony Group Corp 2.6 Schneider Electric SE 2.6 Taiwan Semiconductor Manufacturing Co Ltd 2.5 Unilever PLC 2.4 30.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Commodity Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class M
Trading Symbol	FFGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 150	1.41%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in the United States and an overweight in Canada contributed to the fund's performance versus the MSCI AC World Commodity Producers Sector Capped Index for the fiscal year.
•By industry, security selection was the primary contributor, led by our choices in the oil & gas storage & transportation industry. Stock picking and an underweight in agricultural products & services also boosted the fund's relative performance. Also lifting the fund's relative result was out-of-benchmark exposure to the packaged foods & meats category.
•The top individual relative contributor was our stake in Archer Daniels Midland (+0%). This was a stake we established this period. The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Wheaton Precious Metals (+58%). We reduced the position, but the stock was still one of the fund's biggest holdings as of October 31. An overweight in Teck Resources (+33%) also helped. We also trimmed this position, but it too was among the fund's largest holdings at period end.
•In contrast, from a regional standpoint, stock picking in Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result, as did an underweight in emerging markets, primarily in China and India.
•By industry, notable detractors from performance versus the benchmark included picks and an overweight in oil & gas exploration & production. Stock selection and an underweight in diversified metals & mining also hampered the fund's relative result. Also detracting from our result was a small non-benchmark position in pharmaceuticals.
•The largest individual relative detractor was an underweight in Corteva (+28%). This period we decreased our investment in Corteva. The second-largest relative detractor was an underweight in Agnico Eagle Mines (+89%). The stock was not held at period end. Another notable relative detractor was an overweight in Cenovus Energy (-13%). The stock was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to Australia. By sector, meaningful changes in positioning include increased exposure to oil & gas equipment & services and packaged foods & meats.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $7,392 $8,063 $9,522 $9,493 $9,427 $8,605 $13,164 $16,182 $14,579 $16,306 MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index $10,000 $7,702 $8,581 $10,342 $10,510 $10,163 $8,673 $13,570 $15,259 $14,850 $15,721 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 7.93% 10.79% 5.01% Class M (without 3.50% sales charge) 11.85% 11.58% 5.39% MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index 5.86% 9.12% 4.63% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 929,592,306
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 7,667,954
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$929,592,306
Number of Holdings	61
Total Advisory Fee	$7,667,954
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 35.2 Metals & Mining 30.1 Food Products 10.3 Paper & Forest Products 10.2 Energy Equipment & Services 6.0 Chemicals 4.9 Containers & Packaging 1.6 Construction Materials 0.6 Construction & Engineering 0.2 Others 0.1 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 46.1 Canada 24.7 Brazil 7.1 South Africa 6.2 Finland 4.4 Zambia 2.7 Australia 2.6 Norway 2.3 India 2.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 7.0 Shell PLC 5.8 Archer-Daniels-Midland Co 4.9 Wheaton Precious Metals Corp 4.5 Teck Resources Ltd Class B 4.2 Cenovus Energy Inc 3.9 Energy Transfer LP 3.4 JBS S/A 3.3 UPM-Kymmene Oyj 3.2 Antero Resources Corp 3.2 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Emerging Markets Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity® Sustainable Emerging Markets Equity Fund
Trading Symbol	FSYJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Emerging Markets Equity Fund	$ 141	1.25%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in China and Taiwan dominated among contributors to the fund's performance versus the MSCI Emerging Markets Index for the fiscal year.
•By sector, security selection in consumer discretionary was the primary contributor. Picks and an overweight in information technology, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+128%). The stock was the fund's largest holding. A second notable relative contributor was an overweight in Zomato (+93%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in International Games System (+83%). The stock was not held at period end.
•In contrast, from a regional standpoint, stock selection and an overweight in Latin America detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Security selection in industrials also hampered the fund's result. Also hurting our result were picks and an overweight in health care.
•The biggest individual relative detractor was an overweight in Samsung Electronics (-12%). The company was one of our biggest holdings. A non-benchmark stake in Vamos Locacao de Caminhoes returned -42% and was the second-largest relative detractor. This was a stake we established this period. An overweight in Grupo Financiero Banorte (-9%) also detracted. The stock was among the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to South Africa and a lower allocation to South Korea. By sector, meaningful changes in positioning include lower allocations to consumer staples and communication services.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000. Fidelity® Sustainable Emerging Markets Equity Fund $10,000 $6,570 $7,431 MSCI Emerging Markets (EM) ESG Leaders Index $10,000 $6,534 $7,249 MSCI Emerging Markets Index $10,000 $6,946 $7,699 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Emerging Markets Equity Fund 25.84% -2.43% MSCI Emerging Markets (EM) ESG Leaders Index 28.51% -2.57% MSCI Emerging Markets Index 25.33% -1.30% A From February 10, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,416,219
Holdings Count | shares	119
Advisory Fees Paid, Amount	$ 47,275
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,416,219
Number of Holdings	119
Total Advisory Fee	$47,275
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Information Technology 24.6 Consumer Discretionary 17.3 Communication Services 9.1 Industrials 5.1 Health Care 4.4 Materials 3.7 Consumer Staples 3.0 Energy 2.2 Real Estate 1.2 Utilities 0.7 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) China 30.9 Taiwan 15.9 India 13.3 Korea (South) 9.7 Brazil 6.3 South Africa 5.2 United States 3.9 Mexico 3.5 Indonesia 2.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.5 Tencent Holdings Ltd 6.2 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 4.2 Hon Hai Precision Industry Co Ltd 2.0 Bank Central Asia Tbk PT 1.9 SK Hynix Inc 1.8 Bharti Airtel Ltd 1.7 China Construction Bank Corp H Shares 1.7 HDFC Bank Ltd 1.7 35.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable International Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class M
Trading Symbol	FSYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 175	1.55%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in Japan and the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picks in materials also boosted the fund's relative performance. Also bolstering our relative result was an underweight in energy.
•The top individual relative contributor was an overweight in Hitachi (+108%), the fund's biggest holding at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor (+95%). The stock was among the fund's largest holdings. An overweight in UCB (+165%) also helped.
•In contrast, from a regional standpoint, security selection and an underweight in Asia Pacific ex Japan, primarily in Hong Kong, and an underweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Stock selection in consumer staples also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Sony (+10%), which was among the fund's biggest holdings. The second-largest relative detractor was an overweight in AIA (-6%). Another notable relative detractor was an overweight in L'Oréal (-9%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $6,938 $7,568 MSCI EAFE ESG Leaders $10,000 $7,669 $8,792 MSCI EAFE Index $10,000 $7,820 $8,966 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 21.02% -1.90% Class M (without 3.50% sales charge) 25.40% -0.61% MSCI EAFE ESG Leaders 22.13% 2.65% MSCI EAFE Index 23.25% 3.74% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,747,030
Holdings Count | shares	83
Advisory Fees Paid, Amount	$ 67,920
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$10,747,030
Number of Holdings	83
Total Advisory Fee	$67,920
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 21.7 Health Care 13.0 Consumer Discretionary 11.0 Information Technology 9.0 Materials 6.5 Consumer Staples 4.5 Utilities 3.0 Communication Services 2.1 Real Estate 1.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Japan 21.7 United Kingdom 14.1 United States 10.5 France 9.8 Netherlands 8.4 Germany 6.7 Denmark 5.1 Italy 3.8 Australia 3.7 Others 16.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 4.4 Hitachi Ltd 4.3 ITOCHU Corp 3.5 CRH PLC (United Kingdom) 2.9 ORIX Corp 2.8 ASML Holding NV 2.7 Sony Group Corp 2.6 Schneider Electric SE 2.6 Taiwan Semiconductor Manufacturing Co Ltd 2.5 Unilever PLC 2.4 30.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Small Cap Fund
Class Name	Fidelity® Series International Small Cap Fund
Trading Symbol	FSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Small Cap Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in Europe ex U.K. and a non-benchmark allocation to the United States contributed to the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection in communication services was the primary contributor, where our stock picks in media & entertainment helped most. Security selection and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance. Also lifting the fund's relative result was stock picking in consumer discretionary, primarily within the consumer services industry.
•The fund's non-benchmark stake in Lagercrantz gained about 116% and was the top individual relative contributor. The company was the fund's biggest holding. A second notable relative contributor was our non-benchmark stake in Kongsberg Gruppen (+155%). This period we decreased our investment in Kongsberg Gruppen. The company was one of the fund's biggest holdings. An overweight in Addtech (+91%) also contributed. The stock was among our largest holdings.
•In contrast, from a regional standpoint, picks in the U.K. and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picking and an underweight in financials also hampered the fund's result. Also hurting our result was security selection in consumer staples. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Spectris (-12%). The stock was one of our biggest holdings. A non-benchmark stake in Richelieu Hardware returned -11% and was the second-largest relative detractor. An overweight in Stabilus (-36%) also hurt.
•Notable changes in positioning include higher allocations to Sweden and the United Kingdom. By sector, meaningful changes in positioning include increased exposure to materials and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Series International Small Cap Fund $10,000 $10,836 $10,838 $13,642 $13,134 $14,811 $16,233 $22,499 $15,340 $16,348 $20,802 MSCI EAFE Small Cap Index $10,000 $10,855 $11,194 $14,295 $13,198 $14,385 $14,210 $19,320 $13,494 $14,394 $17,734 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series International Small Cap Fund 27.24% 7.03% 7.60% MSCI EAFE Small Cap Index 23.20% 4.27% 5.90% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,907,046,437
Holdings Count | shares	285
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,907,046,437
Number of Holdings	285
Total Advisory Fee	$0
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.0 Information Technology 18.3 Consumer Discretionary 11.3 Communication Services 7.9 Financials 7.7 Materials 6.3 Health Care 5.3 Consumer Staples 4.3 Real Estate 3.2 Energy 2.3 Utilities 0.1 Common Stocks 96.7 International Equity Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Japan 27.8 United Kingdom 16.0 Sweden 12.5 Germany 6.9 United States 6.0 Netherlands 5.3 Canada 3.9 France 3.3 Italy 2.8 Others 15.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 3.9 CTS Eventim AG & Co KGaA 3.2 AddTech AB B Shares 3.0 Azbil Corp 2.7 Spectris PLC 2.2 Aalberts NV 2.1 Interpump Group SpA 2.1 Morningstar Inc 2.0 Howden Joinery Group PLC 1.5 Kongsberg Gruppen ASA 1.5 24.2
Fidelity Series International Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Value Fund
Class Name	Fidelity® Series International Value Fund
Trading Symbol	FINVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Value Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in Japan and stock picking and an overweight in the United States contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, security selection in industrials was the primary contributor, where our stock picks in capital goods helped most. Stock selection in materials also boosted the fund's relative performance. Also contributing to our result was an overweight in financials.
•The top individual relative contributor was an overweight in Hitachi (+110%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Mitsubishi Heavy Industries (+162%). This was a stake we established this period. An overweight in CRH (+83%) also helped. The company was among the fund's largest holdings at period end.
•In contrast, from a regional standpoint, stock picking in the U.K. and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in information technology. Stock picking in financials also hampered the fund's result. Also hurting our result was an overweight in energy.
•The biggest individual relative detractor was an overweight in GSK (-11%). This was a position we established this period. The second-largest relative detractor was an overweight in BHP (+4%). The stock was among our largest holdings. A non-benchmark stake in Prudential returned approximately -18% and notably hurt.
•Notable changes in positioning include decreased exposure to France and Australia. By sector, meaningful changes in positioning include lower allocations to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Series International Value Fund $10,000 $9,935 $9,489 $11,418 $10,492 $11,068 $9,679 $14,030 $11,728 $13,955 $17,471 MSCI EAFE Value Index $10,000 $9,591 $9,294 $11,477 $10,621 $11,237 $9,189 $12,742 $10,687 $12,659 $15,588 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series International Value Fund 25.19% 9.56% 5.74% MSCI EAFE Value Index 23.14% 6.76% 4.54% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,015,233,252
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$15,015,233,252
Number of Holdings	101
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 35.0 Industrials 18.1 Materials 13.0 Energy 8.3 Consumer Discretionary 5.1 Health Care 4.8 Information Technology 4.3 Consumer Staples 3.9 Communication Services 3.0 Real Estate 0.9 Utilities 0.6 Common Stocks 96.5 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Japan 22.6 United Kingdom 14.7 United States 13.1 Germany 11.6 France 9.8 Australia 6.1 Italy 5.0 Spain 3.4 Switzerland 3.3 Others 10.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.7 Hitachi Ltd 2.7 Banco Santander SA 2.4 AXA SA 2.3 CRH PLC 2.2 Rheinmetall AG 2.2 BAE Systems PLC 2.1 BHP Group Ltd 2.1 TotalEnergies SE 2.0 Mitsubishi UFJ Financial Group Inc 2.0 23.7
Fidelity Infrastructure Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Infrastructure Fund
Class Name	Fidelity® Infrastructure Fund
Trading Symbol	FNSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Infrastructure Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Infrastructure Fund	$ 110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and Europe ex U.K. detracted from the fund's performance versus the S&P Global Infrastructure Index for the fiscal year.
•By sector, market selection was the primary detractor, especially an underweight in energy. Stock picking and an underweight in utilities also hampered the fund's result. Also hurting our result were stock picks in real estate, primarily within the equity real estate investment trusts industry.
•The largest individual relative detractor was an underweight in sizable benchmark component Grupo Aeroportuario Del Pacifico (+55%). This was an investment we established this period. A second notable relative detractor was an overweight in Cheniere Energy (+16%). The company was one of the fund's biggest holdings. Another notable relative detractor this period was avoiding TC Energy, a benchmark component that gained 59%.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K. and Asia Pacific ex Japan contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were stock picking and an underweight in industrials, primarily within the transportation industry. Stock picks in communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Targa Resources (+103%). The stock was among our largest holdings. A second notable relative contributor this period was avoiding Japan Airport Terminal, a benchmark component that returned about -14%. Another notable relative contributor this period was avoiding Auckland Intl Airport, a benchmark component that gained 4%.
•Notable changes in positioning include decreased exposure to Spain and a higher allocation to the United States. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 5, 2019 through October 31, 2024. Initial investment of $10,000. Fidelity® Infrastructure Fund $10,000 $10,479 $12,780 $11,509 $11,229 $14,725 S&P® Global Infrastructure Index $10,000 $8,403 $10,830 $10,324 $10,189 $13,577 MSCI ACWI (All Country World Index) Index $10,000 $10,388 $14,305 $11,489 $12,742 $16,976 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Infrastructure Fund 31.13% 8.06% S&P® Global Infrastructure Index 33.26% 6.32% MSCI ACWI (All Country World Index) Index 33.23% 11.18% A From November 5, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 05, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 45,167,267
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 331,166
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$45,167,267
Number of Holdings	48
Total Advisory Fee	$331,166
Portfolio Turnover	74%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Utilities 29.5 Industrials 26.7 Energy 17.9 Real Estate 11.2 Communication Services 6.5 Information Technology 3.8 Common Stocks 95.6 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) United States 80.6 Spain 8.7 United Kingdom 5.1 Mexico 2.8 Canada 1.3 China 0.8 Tanzania 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Aena SME SA 6.6 Southern Co/The 6.2 NextEra Energy Inc 5.9 Williams Cos Inc/The 5.2 Cheniere Energy Inc 4.8 Sempra 4.4 Targa Resources Corp 4.3 National Grid PLC 3.7 GFL Environmental Inc Subordinate Voting Shares (United States) 2.8 Constellation Energy Corp 2.7 46.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Select International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Select International Small Cap Fund
Class Name	Fidelity® Series Select International Small Cap Fund
Trading Symbol	FSSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Select International Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Select International Small Cap Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in the U.K. and an underweight in Europe ex U.K. detracted from the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection in consumer discretionary was the primary detractor. Also hurting our result were picks in financials, primarily within the insurance industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Stabilus (-36%). A second notable relative detractor this period was avoiding Fujikura, a benchmark component that gained 443%. Another notable relative detractor was an overweight in Ubisoft Entertainment (-48%).
•In contrast, from a regional standpoint, picks in Japan and Europe ex U.K., primarily in France, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in consumer staples, primarily within the food, beverage & tobacco industry. Picks in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also lifting the fund's relative result was an underweight in real estate, primarily within the equity real estate investment trusts industry.
•The top individual relative contributor was an overweight in SWCC (+167%). A second notable relative contributor was an overweight in Nova Measuring Instruments (+100%). The stock was one of the fund's largest holdings this period. An overweight in Sanwa Holdings (+99%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include lower allocations to Germany and Sweden. By sector, meaningful changes in positioning include lower allocations to communication services and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 4, 2022 through October 31, 2024. Initial investment of $10,000. Fidelity® Series Select International Small Cap Fund $10,000 $10,803 $12,809 MSCI EAFE Small Cap Index $10,000 $10,593 $13,051 MSCI EAFE Index $10,000 $11,332 $13,967 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Select International Small Cap Fund 18.56% 13.23% MSCI EAFE Small Cap Index 23.20% 14.30% MSCI EAFE Index 23.25% 18.26% A From November 4, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 04, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,280,635
Holdings Count | shares	196
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,280,635
Number of Holdings	196
Total Advisory Fee	$0
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.4 Consumer Discretionary 12.8 Financials 11.4 Materials 9.6 Real Estate 8.5 Information Technology 8.2 Health Care 6.5 Consumer Staples 4.6 Communication Services 3.8 Energy 3.3 Utilities 2.1 Common Stocks 96.8 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Japan 38.6 United Kingdom 12.6 Australia 7.7 France 5.4 Sweden 4.6 Germany 4.3 Switzerland 3.1 United States 2.8 Spain 2.6 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VZ Holding AG 1.2 Sanwa Holdings Corp 1.1 Lancashire Holdings Ltd 1.0 Mitie Group PLC 1.0 Banca Generali SpA 1.0 Rexel SA 0.9 Steadfast Group Ltd 0.9 Suruga Bank Ltd 0.9 Vistry Group PLC 0.8 Inaba Denki Sangyo Co Ltd 0.8 9.6